Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases

5. Leases

The Company leases several office spaces for its head office and branch offices. Rent expense under all operating leases, included in operating expenses in the accompanying consolidated statements of operations and comprehensive loss. The components of lease costs, lease term and discount rate with respect of the Company’s office leases with an initial term of more than 12 months are as the following:

Balance sheet information related to the Company’s operating leases:

	As of December 31, 2025	As of December 31, 2024
Right-of-use assets	$42,745	$49,356
Lease liabilities – current	$36,382	$8,422
Lease liabilities – non-current	6,363	43,972
Total lease liabilities	$42,745	$52,394

The weighted-average remaining lease term and the weighted-average discount rate of leases are as follows:

	Years Ended December 31,
	2025	2024	2023
Weighted average remaining lease term (years)	0.97	5.33	1.33
Weighted average discount rate	3.50%	4.20%	5.00%

During the year ended December 31, 2025, the Company early terminated a lease arrangement and incurred $2,921 (21,000 RMB) termination penalty.

As most of the Company’s leases do not provide an implicit rate, the Company uses its incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. This methodology was deemed to yield a measurement of the ROU lease asset and associated lease liability that was appropriately stated in all material respects.

Operating lease expenses were $41,193, $14,091 and $139,592 , respectively, for the years ended December 31, 2025, 2024 and 2023. The cash lease payment for the years ended December 31, 2025, 2024 and 2023 were $44,278, $11,009 and $2,448, respectively.

The following table summarizes the future leases payments as of December 31, 2025:

Twelve Months Ending December 31,
2026	$37,013
2027	5,083
2028	1,429
Total undiscounted lease payments	43,525
Less: Imputed interest	(780)
Total lease liabilities	$42,745